Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Directors	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2006
Summary Of Significant Accounting Policies [Line Items]
Asset impairments	$ 16.9	$ 14.3
Advertising expense	8.9	8.6	7.9
Equity awards vested percentage after first year	25.00%
Equity awards vested percentage after second year	25.00%
Equity awards vested percentage after third year	50.00%
Potential diluted common shares outstanding	4.4	11.1	13.8
Asbestos provision net				$ 715.6
Ownership percentage	100.00%	100.00%	100.00%
Number of directors appointed by Company	3
Directors appointed by NSW Government	2
Period of asbestos-related research and education contributions	10 years